UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03175

Exact name of registrant as specified in charter:	Jennison Sector Funds, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	11/30/2007

Date of reporting period:	8/31/2007

Item 1.	Schedule of Investments

Jennison Financial Services Fund

Schedule of Investments

as of August 31, 2007 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 95.4%
COMMON STOCKS

Capital Markets 29.1%
34,800	Affiliated Managers Group, Inc.(a)(b)	$3,941,100
52,900	Alliance Bernstein Holdings LP	4,370,069
46,900	Bank of New York Mellon Corp. (The)	1,896,167
189,800	Charles Schwab Corp. (The)	3,758,040
54,800	Eaton Vance Corp.	2,103,772
197,700	Invesco PLC (United Kingdom)	2,401,642
38,500	Julius Baer Holding AG (Switzerland)	2,547,771
112,600	MF Global Ltd.(a)	3,033,444
93,700	UBS AG	4,894,887

		28,946,892

Commercial Banks 12.0%
140,500	Bank of the Ozarks, Inc.	4,297,895
176,000	Royal Bank of Scotland Group PLC (United Kingdom)	2,038,672
63,944	Wachovia Corp.	3,131,977
68,300	Wells Fargo & Co.	2,495,682

		11,964,226

Consumer Finance 5.7%
78,100	American Express Co.	4,578,222
22,100	SLM Corp.	1,111,188

		5,689,410

Diversified Consumer Services 2.7%
137,300	H&R Block, Inc.	2,724,032

Diversified Financial Services 21.3%
63,300	Bank of America Corp.	3,208,044
81,200	Citigroup, Inc.	3,806,656
40,200	Deutsche Boerse AG (Germany)	4,448,352
33,500	Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	616,500
61,500	Interactive Brokers Group, Inc.(a)(b)	1,645,740
117,400	KKR Private Equity Investors LLP	2,230,600
65,800	KKR Private Equity Investors LLP, 144A, RDU, Private Placement(g)(h) (cost $1,642,755; purchased 5/3/06-5/5/06)	1,250,200
49,000	McGraw-Hill Cos., Inc. (The)	2,472,540
11,500	Nymex Holdings, Inc.	1,483,730

		21,162,362

Insurance 18.1%
153,304	American International Group, Inc.	10,118,064
21,000	Axis Capital Holdings Ltd.	758,100

81,600	MBIA, Inc.(b)	4,896,000
23,900	StanCorp Financial Group, Inc.	1,125,690
35,300	W.R. Berkley Corp.	1,055,117

		17,952,971

Real Estate Investment Trusts (REITs) 6.5%
149,300	Annaly Capital Management, Inc.	2,103,637
117,600	Redwood Trust, Inc.(b)	4,390,008

		6,493,645

	Total long-term investments (cost $88,012,022)	94,933,538

SHORT-TERM INVESTMENTS 20.6%
Affiliated Money Market Mutual Fund 20.5%

20,367,349	Dryden Core Investment Fund - Taxable Money Market Series (includes $13,245,703 of cash collateral received for securities on loan)(c)(d)	20,367,349

Principal Amount (000)
U.S. Government Security 0.1%

$105	United States Treasury Bill 4.74%, 12/20/07(e)	103,832

	Total short-term investments (cost $20,470,827)	20,471,181

	Total Investments(f) 116.0% (cost $108,482,849)(i)	115,404,719
	Liabilities in excess of other assets (16.0%)	(15,945,798)

	Net Assets 100.0%	$99,458,921

The following abbreviation is used in portfolio descriptions:

RDU – Restricted Depositary Unit.

(a)	Non-income producing security.
(b)	All or a portion of a security is on loan. The aggregate market value of such securities is $13,135,542. Cash collateral of $13,245,703 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the Dryden Core Investment Fund - Taxable Money Market Series.
(e)	Percentage quoted represents yield-to-maturity as of purchase date.
(f)	As of August 31, 2007, one security representing $1,250,200 and 1.3% of the net assets was fair valued in accordance with the policies adopted by the Board of Directors.
(g)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(h)	Indicates a security restricted as to resale. The aggregate cost is $1,642,755. The aggregate market value of $1,250,200 is approximately 1.3% of net assets.
(i)	The United States Federal income tax basis of the Fund’s investments and the net unrealized appreciation as of August 31, 2007 were as follows:

Tax Basis of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
$110,102,583	$8,480,032	$3,177,896	$5,302,136

The difference between the book basis and the tax basis was primarily attributable to deferred losses on wash sales.

Jennison Health Sciences Fund

Schedule of Investments

as of August 31, 2007 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 95.5%
COMMON STOCKS 94.8%

Biotechnology 35.5%
241,900	Acadia Pharmaceuticals, Inc.(a)(b)	$3,480,941
562,756	Acorda Therapeutics, Inc.,(a)(b)	10,123,980
3,102,600	Allos Therapeutics, Inc.(a)(b)	14,644,272
342,300	Amicus Therapeutics, Inc.(a)(b)	4,066,524
4,296,400	Antisoma PLC (United Kingdom)(a)	2,685,412
2,021,500	Antisoma PLC, 144A (United Kingdom)(a)	1,263,514
655,400	Array Biopharma, Inc.(a)(b)	7,438,790
1,129,700	BioMarin Pharmaceutical, Inc.(a)(b)	24,265,956
326,200	Cephalon, Inc.(a)(b)	24,481,310
8,481,500	Conjuchem Biotechnologies, Inc., 144A (Canada)(a)	2,931,579
454,800	Cytori Therapeutics, Inc.(a)(b)	2,355,864
246,600	Genentech, Inc.(a)	18,448,146
837,000	Gilead Sciences, Inc.(a)	30,441,691
2,189,000	Incyte Corp.(a)	12,783,760
794,500	InterMune, Inc.(a)(b)	15,707,265
727,400	Keryx Biopharmaceuticals, Inc.(a)(b)	7,317,644
283,200	Lifecell Corp.(a)(b)	9,376,752
960,512	Merrimack Pharmaceuticals, Inc., Private Placement (cost $4,322,304; purchased 3/24/06)(a)(c)(d)	3,842,048
2,000,000	Microbia, Inc., Private Placement, Series E (cost $7,640,000; purchased 2/21/06)(a)(c)(d)	12,500,000
160,000	Microbia, Inc., Private Placement, Series F (cost $1,000,000; purchased 2/1/07)(a)(c)(d)	1,000,000
533,800	Onyx Pharmaceuticals, Inc.(a)(b)	21,149,156
373,500	Orexigen Therapeutics, Inc.(a)(b)	5,497,920
514,600	Pharmion Corp.(a)(b)	21,103,746
663,700	Progenics Pharmaceuticals, Inc.(a)(b)	15,311,559
963,800	Regeneron Pharmaceuticals, Inc.(a)(b)	18,755,548
943,600	Savient Pharmaceuticals, Inc.(a)(b)	12,436,648
842,800	Vanda Pharmaceuticals, Inc.(a)(b)	12,583,004
306,000	Vertex Pharmaceuticals, Inc.(a)(b)	11,921,760

		327,914,789

Healthcare Equipment & Supplies 8.9%
120,800	Alcon, Inc.	16,339,408
145,800	Baxter International, Inc.	7,984,008
110,400	Cynosure, Inc. (Class A)(a)	3,464,352
89,500	Insulet Corp.(a)(b)	1,576,990
4,000,000	Lombard Medical Technologies PLC (United Kingdom)(a)	1,520,253
237,000	Mentor Corp.(b)	10,567,830
539,100	NxStage Medical, Inc.(a)(b)	6,695,622
278,900	Resmed, Inc.(a)(b)	11,340,074
351,590	St. Jude Medical, Inc.(a)	15,318,776
97,800	Stryker Corp.(b)	6,533,040
78,400	Xtent, Inc.(a)(b)	619,360

		81,959,713

Healthcare Providers & Services 9.0%
209,300	Aetna, Inc.	10,655,463
189,600	CIGNA Corp.	9,798,528
161,200	Henry Schein, Inc.(a)	9,380,228
274,100	Humana, Inc.(a)(b)	17,567,069
298,200	McKesson Corp.	17,060,022
220,300	Medco Health Solutions, Inc.(a)(b)	18,824,635

		83,285,945

HealthCare Technology 6.7%
1,189,500	Allscripts Healthcare Solutions, Inc.(a)(b)	26,894,595
509,300	Cerner Corp.(a)(b)	29,050,472
256,900	Eclipsys Corp.(a)(b)	5,931,821

		61,876,888

Life Sciences Tools & Services 1.7%
46,600	Techne Corp.(a)	2,936,266
205,300	Varian, Inc.(a)	12,322,106
4,100	WuXi PharmaTech (Caymen) Inc., ADR (China)(a)	107,625

		15,365,997

Pharmaceuticals 33.0%
515,500	Abbott Laboratories	26,759,605
975,000	Akorn, Inc.(a)(b)	7,410,000
166,300	BioMimetic Therapeutics, Inc.(a)	2,506,141
1,679,400	Elan Corp. PLC, ADR (Ireland)(a)	32,546,772
1,802,500	Impax Laboratories, Inc.(a)(b)	18,836,125
220,900	KV Pharmaceutical Co. (Class A)(a)(b)	6,037,197
4,420,000	Lev Pharmaceuticals, Inc.(a)(b)	7,072,000
298,800	Merck & Co., Inc.	14,990,796
313,300	Mylan Laboratories, Inc.(b)	4,730,830
227,800	Novartis AG, ADR (Switzerland)	11,993,670
7,000	Novo-Nordisk A/S, ADR (Denmark)	782,670
431,000	Perrigo Co.	8,926,010
12,100	Roche Holding AG (Switzerland)	2,101,911
284,700	Roche Holding Ltd., ADR (Switzerland)(b)	24,740,117
1,375,000	Schering-Plough Corp.	41,277,500
289,700	Shire PLC, ADR (United Kingdom(b)	22,810,978
700,000	Spectrum Pharmaceuticals, Inc.(a)(b)	2,856,000
236,600	Teva Pharmaceutical Industries Ltd., ADR (Israel)	10,173,800
776,200	Wyeth	35,938,060
526,242	Xenoport, Inc.(a)(b)	21,854,830

		304,345,012

	Total common stocks (cost $677,172,001)	874,748,344

PREFERRED STOCKS(a) 0.5%

Biotechnology
200,000	Geneva Proteomics, Private Placement (cost $1,094,000; purchased 7/7/00)(c)(d)	0

Pharmaceuticals 0.5%
1,400,000	Chemocentryx, Inc., Private Placement, Series C (cost $4,900,000; purchased 6/13/06)(c)(d)	4,270,000

	Total preferred stocks (cost $5,994,000)	4,270,000

Units
WARRANTS(a) 0.2%

Biotechnology
48,000	Bioenvision, Inc., expiring 3/22/09, Private Placement (cost $0; purchased 3/15/04)(c)(d)	8,939
4,365,000	ConjuChem Biotechnologies, Inc. (Canada), Expiring 11/28/09, Private Placement (cost $382,727; purchased 11/22/06)(c)(d)	42,679
227,400	Cytori Therapeutics, Inc., expiring 2/28/12, Private Placement (cost $31,836; purchased 2/23/07)(c)(d)	216,678
700,000	Insmed, Inc., expiring 11/8/09, Private Placement (cost $0; purchased 11/8/04)(c)(d)	127

		268,423

Pharmaceuticals 0.2%
341,250	Akorn, Inc. expiring 3/8/11, Private Placement (cost $0; purchased 3/8/06)(c)(d)	1,017,647
884,000	Lev Pharmaceuticals, Inc., expiring 8/11/12, Private Placement (cost $0, purchased 8/14/07)(c)(d)	396,364

		1,414,011

Healthcare Equipment & Supplies
600,000	Lombard Medical Technologies (United Kingdom) WARRANT A, Expiring 06/15/10, Private Placement (cost $0, Purchased 07/10/07)(c)	1,847
600,000	Lombard Medical Technologies (United Kingdom) WARRANT B, Expiring 06/15/12, Private Placement (cost $0, Purchased 07/10/07)(c)	3,541

		5,388

	Total warrants (cost $414,563)	1,687,822

	Total long-term investments (cost $683,580,564)	880,706,166

Shares
SHORT-TERM INVESTMENTS 36.1%
Affiliated Money Market Mutual Fund

332,852,449	Dryden Core Investment Fund - Taxable Money Market Series (cost $332,852,449; includes $290,211,628 of cash collateral received for securities on loan)(e)(f)	332,852,449

Principal Amount (000)
U.S. Government Securities

$105	United States Treasury Bill, 4.74%, 12/20/07 (cost $103,478)(g)	103,832

	Total short-term investments (cost $332,955,927)	332,956,281

	Total Investments(h) 131.6% (cost $1,016,536,490)(i)	1,213,662,447
	Liabilities in excess of other assets (31.6%)	(291,122,566)

	Net Assets 100.0%	$922,539,881

The following abbreviations are used in the portfolio descriptions:

ADR – American Depositary Receipt.

144A – Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	Non-income producing securities.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $279,894,247. Cash collateral of $290,211,628 (included in liabilities) was received with which the portfolio purchased highly liquid short-term instruments.
(c)	Indicates a restricted security; the aggregate cost of the restricted securities is $19,370,867. The aggregate value of $23,299,870 is approximately 2.5% of net assets.
(d)	Indicates illiquid securities.
(e)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(f)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the Dryden Core Investment Fund – Taxable Money Market Series.
(g)	Percentage quoted represent yield-to-maturity as of purchase date.
(h)	As of August 31, 2007, thirteen securities representing $23,299,870 and 1.9% of the total market value were fair valued in accordance with the policies adopted by the Board of Directors.
(i)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of August 31, 2007 were as follows:

Tax Basis of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
$1,023,946,003	$214,661,082	$24,944,638	$189,716,444

The difference between the book basis and the tax basis was primarily attributable to deferred losses on wash sales.

Jennison Utility Fund

Schedule of Investments

as of August 31, 2007 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 99.1%
COMMON STOCKS 98.9%

Communications Equipment 1.3%
2,022,900	Cisco Systems, Inc.(a)	$64,570,968

Construction & Engineering 4.1%
198,300	Acciona SA (Spain)	49,731,678
670,600	Fluor Corp.	85,266,790
629,600	Foster Wheeler Ltd.(a)	74,569,824

		209,568,292

Diversified Telecommunication Services 8.9%
2,950,000	Alaska Communications Systems Group, Inc.(b)	40,297,000
4,721,899	Chunghwa Telecom Co. Ltd., ADR (Taiwan)	82,727,671
1,667,700	Consolidated Communications Holdings, Inc.	30,985,866
1,734,200	Hellenic Tellecommunication Organization SA (Greece)	56,697,908
2,453,200	Elisa Oyj (Class A) (Finland)	68,240,987
690,500	Neuf Cegetel (France)	27,522,927
3,430,600	Royal KPN NV (Netherlands)	53,462,925
2,685,500	Time Warner Telecom (Class A)(a)	58,946,725
965,500	Verizon Communications, Inc.	40,435,140

		459,317,149

Electric Utilities 20.5%
1,764,700	Allegheny Energy, Inc.(a)	91,076,167
5,000,000	British Energy Group PLC 144A (United Kingdom)(a)	46,726,617
1,151,000	CEZ AS (Czech Republic)	60,978,708
2,026,200	Cleco Corp.(b)	46,683,648
953,900	DPL, Inc.(b)	25,135,265
511,600	E.On AG (Germany)	86,028,640
8,249,800	Enel Spa (Italy)	85,186,198
1,163,400	Entergy Corp.	120,551,507
1,465,900	Exelon Corp.	103,595,153
1,450,300	FirstEnergy Corp.(b)	89,106,432
1,040,000	Fortum Oyj (Finland)	34,398,431
1,266,509	Iberdrola SA (Spain)	70,219,753
3,003,700	PPL Corp.	144,958,561
1,640,351	Scottish & Southern Energy PLC (United Kingdom)	46,898,355

		1,051,543,435

Electrical Equipment 0.5%
242,000	First Solar, Inc.(a)(b)	25,105,080

Gas Utilities 12.2%
3,610,000	Enagas SA (Spain)	82,125,926
1,624,700	Energen Corp.	87,246,390
3,224,200	Equitable Resources, Inc.(b)	158,598,398

1,833,600	ONEOK, Inc.	85,904,160
3,385,200	Questar Corp.	169,158,444
1,454,800	Southern Union Co.	43,425,780

		626,459,098

Independent Power Producers & Energy Traders 6.4%
3,614,200	AES Corp. (The)(a)	65,453,162
2,700,000	Dynegy Inc.(a)	21,843,000
4,376,200	NRG Energy, Inc.(a)(b)	166,689,458
650,000	Ormat Technologies, Inc.(b)	27,982,500
1,731,100	TransAlta Corp.(Canada)	49,015,047

		330,983,167

Media 2.7%
1,469,500	EchoStar Communications Corp. (Class A)(a)	62,189,240
1,489,100	GateHouse Media, Inc.	19,388,082
4,517,900	XM Satellite Radio Holdings, Inc. (Class A)(a)	56,338,213

		137,915,535

Multi-Utilities 6.2%
2,980,300	Centerpoint Energy, Inc.(b)	48,340,466
1,297,500	PG&E Corp.	57,738,750
1,120,700	Public Service Enterprise Group, Inc.	95,248,293
2,136,300	Sempra Energy	117,560,589

		318,888,098

Oil, Gas & Consumable Fuels 17.8%
788,000	Alliance Holdings GP LP(b)	19,857,600
245,500	Atlas Pipeline Holdings LP(b)	9,989,395
850,000	Capital Product Partners LP	24,624,500
1,461,500	CNX Gas Corp.(a)(b)	38,948,975
404,200	CNX Gas Corp. 144A (cost $6,467,200; purchased 8/1/05)(a)(b)(e)	10,771,930
886,600	Copano Energy LLC(b)	34,568,534
1,596,300	Crosstex Energy, Inc.(b)	52,422,492
2,415,100	Energy Transfer Equity LP(b)	88,754,925
1,178,100	Enterprise GP Holdings LP(b)	45,133,011
500,000	Enterprise Products Partners LP	14,755,000
749,200	Hess Corp.	45,978,404
207,388	Linn Energy LLC - C Units, Private Placement (cost 5,197,143; purchased 12/14/06)(e)	6,904,527
921,588	Linn Energy LLC - D Units, Private Placement (cost $28,545,359; purchased 6/29/07)(e)	29,659,503
184,726	Linn Energy LLC, Private Placement (cost $4,802,876; purchased 12/14/06)(e)	6,278,172
342,333	Linn Energy LLC, Private Placement 2 (cost $10,954,656; purchased 6/29/07)(e)	11,373,480
3,749,970	OPTI Canada, Inc. (Canada)(a)	69,246,605
684,300	Regency Energy Partners LP	21,897,600
4,663,000	Rentech, Inc.(a)(b)	10,864,790
182,900	SemGroup Energy Partners LP(a)	5,494,316
2,077,100	Spectra Energy Corp.	48,292,575
623,700	Targa Resources Partners LP(b)	18,711,000
2,345,594	Trident Resources Corp., Private Placement (Canada) (cost $34,626,921; purchased 12/4/03-3/9/06)(a)(e)	22,212,064

5,044,700	Williams Cos., Inc.	156,385,701
2,776,949	Williams Partners LP	123,824,156

		916,949,255

Real Estate Investment Trust (REIT) 1.5%
6,475,200	American Financial Realty Trust(b)	53,614,656
624,800	Digital Realty Trust, Inc.(b)	24,367,200

		77,981,856

Semiconductors & Semiconductor Equipment 1.7%
1,428,300	MEMC Electronic Materials, Inc.(a)	87,726,186

Trading Companies & Distributors 1.1%
1,669,100	Aircastle Ltd.	57,567,259

Transportation Infrastructure 0.5%
649,200	Macquarie Infrastructure Co.	26,260,140

Water Utilities 0.2%
290,000	Consolidated Water Co., Inc.(b)	8,557,900

Wireless Telecommunication Services 13.3%
872,600	America Movil SA de CV, ADR, Series L (Mexico)	52,757,396
1,915,200	American Tower Corp. (Class A)(a)	75,880,224
2,071,200	Crown Castle International Corp.(a)	76,137,312
960,200	Bouygues SA (France)	75,617,320
4,467,800	Dobson Communications Corp. (Class A)(a)(b)	56,428,314
2,119,700	Hutchison Telecommunications International Ltd., ADR (Hong Kong)(b)	41,524,923
639,296	Millicom International Celluar SA(a)(b)	53,911,832
1,833,000	NII Holdings, Inc.(a)(b)	145,136,940
2,341,600	Rogers Communications Inc. (Canada)	106,392,015
1	Vodafone Group PLC, ADR (United Kingdom)	32

		683,786,308

	Total common stocks (cost $3,650,838,864)	5,083,179,726
Principal Amount (000)
CORPORATE BOND
Oil, Gas & Consumable Fuels 0.2%
$8,980	Trident Resources Corp., (Canada) Sub. Unsec. Note, 13.04%, due 8/12/12 , Private Placement (cost $8,518,522; purchased 8/20/07)(e)	8,503,599

Shares
PREFERRED STOCK & WARRANTS
Oil, Gas & Consumable Fuels

	Trident Resources Corp., (Canada) Series B, Private Placement
160,000	7.00%, expiring 3/10/13 @ $12.50 (cost $10,000,000; purchased 7/7/06)(a)(e)	2,000,000

Units
WARRANTS
Oil, Gas & Consumable Fuels

732,600	Rentech, Inc., expiring 4/20/12, Private Placement (cost $0; purchased 4/23/07)(a)(e)	485,781
891,460	Trident Resources Corp., expiring 1/01/15, Private Placement (Canada)(cost $0; purchased 8/20/07)(a)(e)	84

	Total warrants (cost $0)	485,865

	Total long-term investments (cost $3,669,357,386)	5,094,169,190

Shares
SHORT-TERM INVESTMENTS 16.7%
Affiliated Money Market Mutual Fund

855,246,611	Dryden Core Investment Fund - Taxable Money Market Series (cost $855,246,611; includes $794,316,469 of cash collateral received for securities on loan)(c)(f)	855,246,611

Contracts
OUTSTANDING OPTIONS PURCHASED(a)

Put Options
Electrical Equipment

1,214	First Solar, Inc., expiring 9/22/07 @ $110(a)	1,214,000
1,300	First Solar, Inc., expiring 9/22/07 @ $100(a)	559,000

	Total options purchased (cost $2,114,614)	1,773,000

	Total short-term investments (cost $857,361,225)	857,019,611

	Total Investments(d) 115.8% (cost $4,526,718,611)(g)	5,951,188,801
	Liabilities in excess of other assets (15.8%)	(811,628,138)

	Net Assets 100.0%	$5,139,560,663

ADR—American Depositary Receipt.

144A – Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified Institutional buyers. Unless otherwise noted, 144A Securities are deemed to be liquid.

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $772,134,144. Cash collateral of $794,316,469 (included in liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	As of August 31, 2007, nine securities representing $87,417,210 and 1.7% of the net assets were fair valued in accordance with the policies adopted by the Board of Directors.

(e)	Indicates security is illiquid and restricted as to resale. The aggregate cost of such securities is $109,112,677. The aggregate market value of $98,189,140 is approximately 1.9% of net assets.
(f)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund – Taxable Money Market Series.
(g)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of August 31, 2007 were as follows:

Tax Basis of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
$4,528,486,780	$1,513,452,767	$(90,750,746)	$1,422,702,021

The difference between the book basis and the tax basis was primarily attributable to deferred losses on wash sales.

Jennison Technology Fund

Schedule of Investments

as of August 31, 2007 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 99.5%
COMMON STOCKS

Capital Markets 2.1%
140,800	TD Ameritrade Holdings Corp.(a)	$2,555,520

Commercial Services & Supplies 3.9%
103,300	Paychex, Inc.	4,589,619

Communications Equipment 19.7%
89,000	ADTRAN, Inc.(b)	2,378,970
168,700	Cisco Systems, Inc.(a)	5,384,904
254,500	Comverse Technology, Inc.(a)	4,262,875
97,600	Juniper Networks, Inc.(a)	3,212,992
83,000	Nokia OYJ, ADR (Finland)	2,729,040
49,700	Polycom, Inc.(a)(b)	1,506,407
46,700	QUALCOMM, Inc.	1,862,863
24,000	Research In Motion, Ltd.(a)	2,049,840

		23,387,891

Computers & Peripherals 6.8%
29,800	Apple, Inc.(a)	4,126,704
67,100	EMC Corp./Massachusetts(a)	1,319,186
52,900	Hewlett-Packard Co.	2,610,615

		8,056,505

Electronic Equipment & Instruments 4.1%
80,800	Amphenol Corp. (Class A)	2,917,688
60,300	Tektronix, Inc.	1,938,645

		4,856,333

Health Care Technology 2.0%
41,800	Cerner Corp.(a)(b)	2,384,272

Internet & Catalog Retail 2.1%
106,500	GSI Commerce, Inc.(a)(b)	2,450,565

Internet Software & Services 3.1%
7,200	Google, Inc. (Class A)(a)	3,709,800

IT Services 1.8%
47,700	CheckFree Corp.(a)(b)	2,205,171

Leisure Equipment & Products 2.1%
126,200	Activision, Inc.(a)	2,459,638

Semiconductors & Semiconductor Equipment 20.0%
107,300	Applied Materials, Inc.	2,291,928

67,500	Broadcom Corp. (Class A)(a)	2,328,750
173,500	Integrated Device Technology, Inc.(a)	2,713,540
193,800	Intel Corp.	4,990,350
41,200	KLA-Tencor Corp.(b)	2,367,764
110,300	Marvell Technology Group, Ltd.(a)	1,827,671
39,000	NVIDIA Corp.(a)	1,995,240
323,000	PMC - Sierra, Inc.(a)(b)	2,480,640
79,300	Texas Instruments, Inc.	2,715,232

		23,711,115

Software 29.9%
110,100	Adobe Systems, Inc.(a)	4,706,775
60,300	Amdocs Ltd.(a)	2,128,590
37,700	Autodesk, Inc.(a)	1,746,264
293,700	BEA Systems, Inc.(a)	3,583,140
178,100	Check Point Software Technologies Ltd.(a)	4,178,226
108,600	Citrix Systems, Inc.(a)	3,947,610
59,400	Electronic Arts, Inc.(a)	3,144,636
164,300	Microsoft Corp.	4,720,339
194,000	Quest Software, Inc.(a)(b)	2,824,640
394,800	TIBCO Software, Inc.(a)	3,122,868
19,800	VMware, Inc.(Class A)(a)	1,364,022

		35,467,110

Wireless Telecommunication Services 1.9%
28,800	NII Holdings, Inc.(a)(b)	2,280,384

	Total long-term investments (cost $88,641,923)	118,113,923

SHORT-TERM INVESTMENT 14.7%
Affiliated Money Market Mutual Fund

17,501,123	Dryden Core Investment Fund - Taxable Money Market Series (cost $17,501,123; includes $16,269,729 of cash collateral received for securities on loan) (c)(d)	17,501,123

	Total Investments 114.2% (cost $106,143,046) (e)	135,615,046
	Liabilities in excess of other assets (14.2%)	(16,859,246)

	Net Assets 100.0%	$118,755,800

The following abbreviation is used in portfolio descriptions:

ADR—American Depositary Receipt.

(a)	Non-income producing security.
(b)	All or portion of security is on loan. The aggregate market value of such securities is $15,916,411. Cash collateral of $16,269,729 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)	Prudential Investment LLC, the manager of the Fund, also serves as the manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(e)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of August 31, 2007 were as follows:

Tax Basis of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
$106,709,016	$30,833,278	$1,927,248	$28,906,030

The difference between the book basis and the tax basis was primarily attributable to deferred losses on wash sales.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. As of August 31, 2007, the Financial Services, Health Sciences and Utility Funds held securities whose value required adjustments in accordance with such procedures.

Health Sciences Fund and Utility Fund held illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). The restricted securities held by the Funds as of August 31, 2007 may include registration rights. Restricted securities, including private placements, are valued pursant to the valuation procedures noted above.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities, which mature in more than sixty days, are valued at current market quotations.

The Funds invest in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Jennison Sector Funds, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date October 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer
Date October 24, 2007
By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date October 24, 2007

*	Print the name and title of each signing officer under his or her signature.